Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 334,430	$ 309,187
Restricted cash		16,055	4,457
Trade accounts receivable, net of credit expected loss of 10,795 and 3,205		79,816	213,551
Related party receivable		8,174	19,555
Other assets and prepaid expenses		52,295	69,694
Total current assets		490,770	616,444
Non-current assets
Other assets		71,795	25,351
Lease right-of-use assets		36,239	41,638
Property and equipment, net		22,462	21,205
Intangible assets, net		96,495	49,619
Goodwill		123,217	46,956
Total non-current assets		350,208	184,769
TOTAL ASSETS		840,978	801,213
Current liabilities
Accounts payable and accrued expenses		32,161	59,673
Travel accounts payable		229,435	206,954
Related party payable		19,351	86,602
Short-term debt		8,949	19,209
Deferred revenue		9,324	8,853
Other liabilities		56,109	46,722
Contingent liabilities		8,398	6,297
Lease liabilities		8,591	6,498
Total current liabilities		372,318	440,808
Non-current liabilities
Other liabilities		44,913	6,646
Contingent liabilities		24,949	54
Long-term debt		10,367
Lease liabilities		28,694	34,469
Related party liability		125,000	125,000
Total non-current liabilities		233,923	166,169
TOTAL LIABILITIES		606,241	606,977
Redeemable non-controlling interest		2,621
Mezzanine Equity		141,007
SHAREHOLDERS' EQUITY
Common stock (1)	[1]	265,698	261,608
Additional paid-in capital		379,780	327,523
Other reserves		(728)	(728)
Accumulated other comprehensive income		(12,580)	610
Accumulated losses		(470,173)	(326,510)
Treasury Stock		(68,267)	(68,267)
Total Shareholders' Equity		93,730	194,236
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		840,978	$ 801,213
Series A Non-convertible Preferred Shares
LIABILITIES AND SHAREHOLDERS' EQUITY
Non-convertible and convertible preferred shares		91,686
Series B Convertible Preferred Shares
LIABILITIES AND SHAREHOLDERS' EQUITY
Non-convertible and convertible preferred shares		$ 46,700

[1]	Represents 70,099 shares (in thousands) issued and outstanding as of December 31, 2020 and 69,648 shares (in thousands) issued and outstanding as of December 31, 2019.